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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


  Read instructions at end of Form before preparing Form. Please print or type.

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1 . Name and address of issuer:
             Neuberger Berman Advisers Management Trust
             605 Third Avenue
             New York, NY 10158

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/


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3. Investment Company Act File Number:     811-4288

   Securities Act File Number:    2-88566

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4(a).  Last day of fiscal year for which this Form is filed:
            December 31, 2000

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4(b). (1)Check box if this Form is being filed late (ie., more than 90 calendar
days after the end of the fiscal year). (See Instruction A.2)     N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). (1)Check box if this is the last time the issuer will be filing this Form.
                                                                  N/A

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5.  Calculation of registration fee:
        (i) Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                          $112,685,271
                                                                    ------------

       (ii) Aggregate price of securities redeemed
            or repurchased during the fiscal year:     $16,214,727
                                                       -----------

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                               $738,243,508
                                                      ------------

       (iv) Total available redemption credits
            [add Item 5(ii) and 5(iii):                             $754,458,235
                                                                    ------------

        (v) Net sales - If Item 5(i) is greater
            than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                             $0
                                                                              --

       (vi) Redemption credits available for use
            in future years - if Item 5(i) is
            less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $641,772,964

      (vii) Multiplier for determining
            registration fee
            (See Instruction C.9):                x                     $0.00025
                                                                        --------

     (viii) Registration fee due
            [multiply Item 5(v) by Item 5(vii)]
            (enter 'O' if no fee is due):         =                           $0
                                                                              --

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6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here: __________.     N/A

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7. 'Interest due - if this Form is being filed more than 90 days after the end  of the issuer's fiscal year (see Instruction D):

                                                  +                 $          0
                                                                    ------------
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8. Total of the amount of the registration fee due plus
any interest due [line 5(vii) plus line 7]:
                                                  =                           $0
                                                                              --
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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:
                                    N/A
        Method of Delivery:
                           X  Wire Transfer
                          (1) Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*    /s/ Richard Russell
                              --------------------------------------------------
                              Name

                              Treasurer
                              --------------------------------------------------
                              Title
                 Date 3/30/01

                              *Please print the name and title of the signing
                               officer below the signature.